Subsequent Events (Details) - Subsequent Event [Member] $ in Thousands	Mar. 22, 2026 USD ($)	Jan. 01, 2026 USD ($)	Mar. 22, 2026 CNY (¥)	Jan. 01, 2026 CNY (¥)
Agricultural Bank of China Xinyu Branch [Member]
Subsequent Events [Line Items]
Bank loan		$ 5,700		¥ 40,000
Interest rate		2.90%		2.90%
Maturity date		Dec. 30, 2026
Bank of China Xinyu Branch [Member]
Subsequent Events [Line Items]
Bank loan	$ 1,425		¥ 10,000
Interest rate	3.00%		3.00%
Maturity term	1 year